UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


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1.    Name and address of issuer:

             The MainStay Funds
             51 Madison Avenue
             New York, NY 10010
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2.    The name of each series or class of securities for which this Form is filed(If the Form is being filed for all series and classes of securities
      of the issuer, check the box but do not list series or classes):     | X |


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3.    Investment Company Act File Number:                811-04550

      Securities Act File Number:                        033-02610

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4(a). Last day of fiscal year for which this Form is filed:      10/31/12

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4(b). |__|    Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). |__|    Check box if this is the last time the issuer will be filing this Form.

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5.    Calculation of registration fee:

      (i)  Aggregate sale price of securities
      sold during the fiscal year pursuant
      to section 24(f):                                         $ 13,323,802,010
                                                                ----------------

      (ii)  Aggregate price of securities
      redeemed or repurchased during
      the fiscal year:                                          $  8,949,451,258
                                                                ----------------

      (iii)  Aggregate price of securities
      redeemed or repurchased during any
      prior fiscal year ending no earlier
      than October 11, 1995 that were not
      previously used to reduce registration
      fees payable to the Commission:                           $              0
                                                                ----------------


      (iv)  Total available redemption credits
      [add Items 5(ii) and 5(iii)]:                            -$  8,949,451,258
                                                               -----------------

      (v)  Net sales - if Item 5(i) is greater
      than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]:                     $  4,374,350,752
                                                                ----------------



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      (vi)  Redemption credits available for use in
      future years -- if Item 5(i) is less than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]:                     $              0
                                                                ----------------


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      (vii)  Multiplier for determining registration fee
      (See Instruction C.9):                                        x 0.00013640
                                                                ----------------

      (viii)  Registration fee due
      [multiply Item 5(v) by Item 5(vii)]
      (enter "0" if no fee is due):                             $     596,661.44
                                                                ================
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6.   Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to \rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________

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7. Interest due  -  if  this Form  is being filed more than  90  days after the end  of  the issuer's fiscal year (see Instruction D):
                                                                 $             0
                                                                 ---------------

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


8.   Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:                                       = $ 596,661.45
                                                                ================


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9.   Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:     January 28, 2013

         Method of Delivery:

         _X_   Wire Transfer
         ___   Mail or other means

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                                                  * * * * * * *


                                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*         /s/ Jack R. Benintende
                                  ----------------------
                                  Jack R. Benintende
                                  Treasurer and Principal Financial and
                                  Accounting Officer


Date:  January 29, 2013